Borrowings (Liquidity) (Details) $ in Millions	Mar. 31, 2016 USD ($)
GE
Long-term Debt, Fiscal Year Maturity
Banks Extending Committed Credit Lines	48
Line of Credit Facility, Maximum Borrowing Capacity	$ 45,600
GE | Revolving credit
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	24,500
GE | Term-out feature
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	20,900
GE Capital
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	45,600
Fixed And Floating Rate Notes	458,000
GE Capital | Borrowings Assumed By GE
Long-term Debt, Fiscal Year Maturity
2016	17,649
2017	12,454
2018	7,898
2019	3,707
2020	$ 6,548